As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21833

RMK Multi-Sector High Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (901) 524-4100

ALLEN B. MORGAN, JR.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 15.5% OF NET ASSETS
	Collateralized Debt Obligations - 5.9%
3,000,000	Alesco Preferred 11A D, 8.291% 12/23/36 (a)	2,929,800
5,000,000	Linker Finance PLC, 8.752% 5/19/45 (a)	4,850,000
3,997,905	MKP CBO 5A E, 8.736% 1/6/46 (a)	3,924,823
5,000,000	Barton Springs 2005-1-C2, 8.000% 12/20/10 (a)	4,425,000
6,000,000	Taberna Preferred Funding 2006-6A COM1, Zero Coupon Bond, 12/5/36 (a)	5,966,400
3,000,000	Trapeza LLC 2006-10A D2, 8.700% 6/6/41 (a)	3,000,000
2,000,000	Trapeza LLC 2006-10A SUB, Zero Coupon Bond, 6/6/41	1,940,000

		$27,036,023

	Equipment Leases - 2.8%
7,632,151	Aerco Limited 2A A3, 5.829% 7/15/25 (a)	6,620,891
4,905,039	Aviation Capital 2005-3A C1, 8.573% 12/25/35 (a)	4,966,352
5,000,000	United Capital Aviation 2005-1 B1A, Zero Coupon Bond, 7/15/31 (a)	1,474,600

		$13,061,843

	Home Equity Loans - 6.8%
2,000,000	Aegis Asset Backed Securities 2004-2 B3, 9.073% 6/25/34	1,990,000
1,294,401	Equifirst Mortgage 2004-1 N4, 10.000% 6/25/34 (a)	1,295,411
2,300,000	First Franklin Mortgage 2004-FF11 N2, 6.414% 1/25/35 (a)	2,226,699
7,000,000	Indymac Residential 2005-C M11, 7.823% 10/25/35	5,600,000
4,000,000	Merrill Lynch Mortgage 2005-ACR1 B4, 7.841% 6/28/35 (a)	3,700,000
6,102,000	New Century Home Equity 2006-2 M10, 7.350% 8/25/36	5,393,680
3,250,000	Option One Mortgage 2004-2A N, 8.836% 11/25/34 (a)	3,225,625
5,467,070	Sail Net Interest Margin Notes 2004-7A B, 6.750% 8/27/34 (a)	5,382,440
2,700,000	Soundview 2005-1N N2, 6.413% 4/25/35 (a)	2,588,625

		$31,402,480

Total Asset Backed Securities - Investment Grade (cost $71,137,388)		$71,500,346

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 41.5% OF NET ASSETS
	Certificate-Backed Obligations - 3.0%
5,950,000	Preferred Term Securities XX, 10.000% 3/22/38 (a)	5,774,535
2,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	2,045,980
6,000,000	Preferred Term Securities XXII, 9.700% 9/22/36 (a)	5,928,000

		$13,748,515

	Collateralized Debt Obligations - 5.0%
3,000,000	ACLC Business Loan Receivables 1998-2 B, 6.850% 4/15/20 (a)	2,739,960
1,850,000	Flagship CLO 2005-4A SUB, Zero Coupon Bond, 6/1/17 (a)	1,750,563
6,000,000	GSC Partners 2006-7A COM1, Zero Coupon Bond, 5/25/20 (a)	5,880,000
3,500,000	Goldentree Capital 2006-1A E, 10.940% 2/22/20 (a)	3,392,900
2,000,000	Marquette Park CLO, 0.000%, 7/17/20	1,960,000
3,000,000	Rosedale CLO Ltd., Zero Coupon Bond, 7/26/21	2,880,000
5,000,000	Veritas 2006-2, 15.000% 7/11/20	4,800,000

		$23,403,423

	Commercial Loans - 1.5%
5,528,648	Banc of America 2002-1A B, 9.834% 11/6/14 (a)	5,321,324
2,951,002	Lehman Brothers-UBS Commercial Mortgage 2001-C7 S, 5.868% 11/15/33	1,674,015

		$6,995,339

	Equipment Leases - 18.8%
3,524,400	Aerco Limited 1X C1, 6.719% 7/15/23	1,308,434
1,847,033	Aerco Limited 2A C2, 7.419% 7/15/25 (a)	572,580

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
22,000,000	Aircraft Finance Trust 1999-1A A1, 5.849% 5/15/24	15,290,000
31,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.919% 3/15/19	19,220,000
3,585,626	Aviation Capital 2000-1A C1, 7.319% 11/15/25 (a)	1,254,969
2,256,114	Aviation Capital 2000-1I D1, 8.500% 11/15/25 (a)	1,150,618
2,044,419	DVI Receivables 1999-2 A4, 7.220% 11/13/07	1,124,430
2,931,470	DVI Receivables 2001-2 A4, 4.613% 11/11/09	2,433,120
20,000,000	Lease Investment Flight Trust 1 A1, 5.759% 7/15/31	14,250,000
15,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	3,204,000
3,724,820	Pegasus Aviation Lease 2000-1 A1, 5.945% 3/25/15 (a)	2,337,324
3,620,000	Pegasus Aviation Lease 2000-1 A2, 8.370% 3/25/30 (a)	2,321,072
3,036,826	Pegasus Aviation Lease 2001-1A A3, 6.025% 3/10/14 (a)	2,664,815
24,000,000	Pegasus Aviation Lease 2001-1A A1, 5.825% 5/10/31 (a)	14,640,000
15,000,000	United Capital Aviation Trust 2005-1 B1B, Zero Coupon Bond 7/15/31 (a)	2,145,900
63,000,000	United Capital Aviation Trust 2005-1 B2, Zero Coupon Bond 7/15/31 (a)	2,969,820

		$86,887,082

	Home Equity Loans - 13.2%
3,000,000	Ace Securities 2005-HE2 B1, 8.573% 4/25/35 (a)	2,478,750
2,649,000	Ace Securities 2005-SL1 B1, 6.000% 6/25/35 (a)	2,278,140
3,000,000	Ace Securities 2005-HE6 B1, 8.322% 10/25/35 (a)	2,340,000
5,851,000	Asset Backed Securities 2006-HE5 M12, 8.323% 6/25/35 (a)	4,944,095
2,000,000	Asset Backed Securities 2006-HE4 M9, 7.823% 5/25/36 (a)	1,788,440
2,600,000	Equifirst Mortgage 2004-3 N3, 7.869% 12/25/34 (a)	2,541,916
1,600,000	Finance America NIM Trust 2004-3 N3, 8.000% 11/25/34 (a)	1,568,496
700,000	Fremont Home Equity 2004-4 N4, 8.000% 3/25/35 (a)	684,467
3,000,000	Fremont Home Equity 2005-2 B3, 8.073% 6/25/35 (a)	2,359,680
8,500,000	Indymac Residential 2005-B M11, 8.230% 8/25/35 (a)	7,012,500
2,000,000	Master Asset Backed Securities 2005-FRE1 M10, 7.823%, 10/25/35 (a)	1,620,000
2,400,000	Meritage Asset Holdings NIM 2004-2 N6, 9.000% 1/25/35 (a)	2,352,000
4,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.823% 6/25/35 (a)	3,520,000
2,000,000	Nomura Home Equity 2006-HE1 B1, 7.773% 9/25/35	1,775,000
800,000	Soundview 2004-W N3, 9.000% 1/25/35 (a)	791,624
850,000	Soundview 2005-W N4, 9.000% 1/25/35 (a)	841,101
1,500,000	Soundview 2005-1N N3, 8.500% 4/25/35 (a)	1,475,865
5,375,000	Soundview 2005-A B2, 8.323% 4/25/35 (a)	4,031,250
7,000,000	Terwin Mortgage Trust 2006-R3 A, Zero Coupon Bond, 6/26/37 (a)	5,721,800
12,798,000	Terwin Mortgage 2006-R2 A, Zero Coupon Bond, 12/25/36 (a)	10,837,858

		$60,962,982

Total Asset Backed Securities - Non-Investment Grade (cost $190,860,521)		$191,997,341

CORPORATE BONDS - INVESTMENT GRADE - 0.9% OF NET ASSETS
	Special Purpose Entity - 0.9%
4,000,000	Duane Park I, Zero Coupon Bond, 6/27/16 (a)	4,000,000

Total Corporate Bonds - Investment Grade ($4,000,000)		$4,000,000

CORPORATE BONDS - NON-INVESTMENT GRADE - 30.0% OF NET ASSETS
	Apparel - 0.7%
3,425,000	Rafaella Apparel, 11.250% 6/15/11 (a)	3,288,000
	Appliances - 1.0%
4,750,000	Windmere-Durable, 10.000% 7/31/08	4,494,688

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Automotives - 1.2%
4,100,000	General Motors, 8.375% 7/15/33	3,300,500
1,000,000	Ford Motor, 9.215% 9/15/21	790,000
1,500,000	Ford Motor, 9.980% 2/15/47	1,207,500

		$5,298,000

	Automotive Parts & Equipment - 2.2%
2,325,000	Dana Corporation, 5.850% 1/15/15	1,755,375
750,000	Dana Corporation, Zero Coupon Bond 3/15/10 in default (c)	660,000
2,175,000	Delco Remy Intl. Inc., 11.000% 5/1/09	1,272,375
1,000,000	Delphi Corporation, Zero Coupon Bond 5/1/29 in default (c)	780,000
1,500,000	Dura Operating, 9.000% 5/1/09	787,500
1,250,000	Federal Mogul Corp., 7.500% 1/15/09	750,000
2,150,000	Metaldyne Corp., 10.000% 11/1/13	2,080,125
2,647,000	Metaldyne Corp., 11.000% 6/15/12	2,249,950

		$10,335,325

	Basic Materials - 2.2%
2,850,000	Doe Run Resources, 11.750% 11/1/08 (a)	2,607,750
5,000,000	Edgen Acquisition, 9.875% 2/1/11	4,875,000
3,300,000	Millar Western, 7.750% 11/15/13	2,508,000

		$9,990,750

	Building & Construction -0.3%
1,800,000	Owens Corning, Zero Coupon Bond 8/1/18 in default	1,575,000
	Communications - 1.0%
1,350,000	Adelphia Communications, Zero Coupon Bond 10/1/10 in default (c)	735,750
1,050,000	CCH I LLC, 11.000% 10/1/15	918,750
375,000	Adelphia Communications, Zero Coupon Bond, 3/1/05 in default	375,000
2,700,000	Penton Media, 10.375% 6/15/11	2,551,500

		$4,581,000

	Consulting Services - 0.9%
1,600,000	MSX International, 11.000% 10/15/07	1,536,000
4,000,000	MSX International, 11.375% 1/15/08	2,708,560

		$4,244,560

	Electronics - 1.1%
5,087,000	Motors and Gears, 10.750% 11/15/06	5,061,565
	Finance - 1.6%
2,975,000	Advanta Capital Trust I, 8.990% 12/17/26	2,997,313
1,000,000	Altra Industrial Motion, 9.000% 12/1/11	1,005,000
3,525,000	Banctec, 7.500% 6/1/08	2,614,457
2,000,000	North Street, 7.726% 7/30/10 (a)	900,000

		$7,516,770

	Food - 1.4%
4,024,000	Di Giorgio Corp., 10.000% 6/15/07	4,024,000
3,500,000	Merisant, 9.500% 7/15/13	2,205,000

		$6,229,000

	Human Resources - 0.6%
2,725,000	Comforce Operating, 12.000% 12/1/07	2,728,406
	Industrial - 5.1%
2,175,000	Advanced Lighting Technologies, 11.000% 3/31/09	2,129,586
6,825,000	Continental Global Group, 9.000% 10/1/08	6,825,000
2,075,000	Eurofresh Inc., 11.500% 1/15/13 (a)	2,064,625
5,000,000	GSI Group, 12.000% 5/15/13	5,175,000
2,400,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	2,400,000

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
6,000,000	Wolverine Tube, 10.500% 4/1/09	4,980,000

		$23,574,211

	Manufacturing - 2.0%
3,528,000	BGF Industries, 10.250% 1/15/09	3,298,680
1,425,000	Elgin National, 11.000%, 11/1/07	1,412,446
1,925,000	Maax Corp., 9.750% 6/15/12	1,571,281
3,650,000	J.B. Poindexter & Co., 8.750% 3/15/14	2,956,500

		$9,238,907

	Medical Products - 1.3%
3,500,000	Healthsouth Corp., 11.418% 6/15/14 (a)	3,491,250
5,825,000	Insight Health Services, 9.875% 11/1/11	2,563,000

		$6,054,250

	Retail - 1.0%
1,025,000	Jo-Ann Stores, 7.500% 3/1/12	922,500
4,625,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,538,125

		$4,460,625

	Special Purpose Entity - 2.2%
1,370,000	Interactive Health, 7.250% 4/1/11 (a)	1,102,850
5,000,000	MMCAPS Funding, Zero Coupon Bond, 12/15/31 (a)	2,700,000
1,475,000	Milacron Escrow Corp., 11.500% 5/15/11	1,368,063
900,000	PCA Finance Corp., 14.000% 6/1/09 (a)	909,000
3,790,000	PAHC Holdings, Zero Coupon Bond, 2/1/10 **	3,903,700

		$9,983,613

	Technology - 0.9%
3,575,000	Danka Business Systems, 11.000% 6/15/10	2,967,250
1,520,000	Spheris Inc., 11.000%, 12/15/12 (a)	1,375,600

		$4,342,850

	Telecommunications - 1.3%
1,912,030	Barak I.T.C., 10.000% 11/15/10	1,912,145
725,000	Iridium LLC, Zero Coupon Bond, 7/15/05 in default	206,625
3,000,000	Primus Telecomm Group, 8.000% 1/15/14	1,920,000
2,575,000	Securus Technologies, 11.000% 9/1/11	2,137,250

		$6,176,020

	Transportation - 1.0%
1,150,000	Evergreen Intl. Aviation, 12.000% 5/15/10	1,178,750
1,134,500	Sea Containers Ltd., 10.750% 10/15/06	1,102,609
2,540,000	Sea Containers Ltd., 10.750% 10/15/06	2,438,400

		$4,719,759

	Tobacco - 0.5%
3,070,000	North Atlantic Trading, 9.250% 3/1/12	2,471,350
	Travel - 0.5%
2,500,000	Worldspan Financial, 11.420% 2/15/11	2,456,250

Total Corporate Bonds - Non-Investment Grade ($138,646,347)		$138,820,899

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 2.1% OF NET ASSETS
	Collateralized Mortgage Obligations - 2.1%
1,600,000	First Franklin Mortgage 2004-FF2 N4, 10.000% 4/25/34 (a)	1,602,752
2,266,773	Harborview Mortgage Loan 2005-12 B4, 7.120% 10/19/35	2,218,605
4,000,000	Park Place Securities 2005-WCM3 M10, 7.823% 8/25/35	3,480,000
3,000,000	Park Place Securities 2005-WHQ3 M11, 7.823% 6/25/35	2,602,500

Total Mortgage Backed Securities - Investment Grade ($11,269,809)		$9,903,857

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 19.9% OF NET ASSETS
	Collateralized Mortgage Obligations - 19.9%
4,991,268	Countrywide Alt. Loan 2005-51 B3, 6.628% 11/20/35	3,853,409
5,988,481	Countrywide Alt. Loan 2005-56 B3, 6.573% 11/25/35 (a)	4,611,131
1,986,894	Countrywide Alt. Loan 2006-0A1 B2, 7.267% 3/20/46	1,112,661
2,995,234	Countrywide Alt. Loan 2006-0A2 B2, 7.517% 5/20/46	1,684,819
3,317,000	First Franklin Mortgage 2004-FFH4 B2, 8.573% 1/25/35 (a)	2,711,648
3,100,000	First Franklin Mortgage 2004-FFH4 N2, 8.000% 1/21/35 (a)	3,032,203
4,000,000	First Franklin Mortgage 2005-FFH3 B4, 7.323% 9/25/35 (a)	3,000,000
4,826,000	First Franklin Mortgage 2005-FFH4 B2, 7.323% 12/25/35 (a)	3,679,825
6,450,000	Greenwich 2005-3 N2, 2.000% 6/27/35 (a)	3,990,938
14,000,000	Greenwich 2005-4 N2, Zero Coupon Bond, 7/27/45 (a)	7,329,000
5,000,000	Greenwich 2005-6A N2, 8.000% 11/27/45 (a)	4,187,500
4,000,000	Greenwich 2005-6A N3, Zero Coupon Bond, 11/27/45 (a)	3,120,000
3,987,130	Harborview Mortgage 2006-4 B11, 7.120% 5/19/47 (a)	2,452,085
4,175,676	Harborview Mortgage 2006-CB1 2B5, 7.073% 3/25/36	2,312,280
1,997,291	Harborview Mortgage 2006-CB1 2B6, 7.073% 3/25/36	342,036
6,000,000	Long Beach Asset Holdings 2005-WL1 N4, 7.500% 6/25/45 (a)	5,400,000
2,184,028	Long Beach Mortgage 2001-4 M2, 6.973% 3/25/32	1,923,048
3,000,000	Long Beach Mortgage 2005-1 N4, 10.000% 2/25/35 (a)	3,008,430
2,000,000	Long Beach Mortgage 2005-2 B2, 8.073% 4/25/35 (a)	1,765,000
5,000,000	Long Beach Mortgage 2006-2 B, 7.823% 3/25/36 (a)	4,050,000
7,022,000	Merrill Lynch Mortgage 2006-SL1 B5, 7.500% 9/25/36 (a)	5,471,402
10,000,000	Park Place Securities 2005-WCW2, 7.823% 7/25/35 (a)	8,100,000
6,000,000	Structured Asset 2004-S2 B, 6.000% 6/25/34 (a)	5,481,240
6,000,000	Structured Asset 2004-S4 B3, 5.000% 12/25/34 (a)	4,744,920
4,000,000	Structured Asset 2005-S6 B3, 7.823% 11/25/35 (a)	3,315,000
2,000,000	Structured Asset 2005-AR1 B2, 7.323% 9/25/35 (a)	1,510,000

Total Mortgage Backed Securities - Non-Investment Grade (cost $91,210,346)		$92,188,575

COMMON STOCKS - 8.7% OF NET ASSETS
29,300	Alpha Natural Resources, Inc. (c)	574,866
41,000	American Capital Strategies, Ltd.	1,372,680
19,500	Aqua America, Inc.	444,405
40,000	ATI Technologies Inc.	584,000
18,900	AVX Corporation	298,431
10,200	Bois d’Arc Energy, Inc. (c)	167,994
61,000	Cascade Microtech, Inc. (c)	699,060
7,400	Caterpillar Inc.	551,152
7,800	CEMEX, S.A. de C.V.	444,366
30,600	Chiquita Brands International, Inc.	421,668
51,600	Citizens Communications Company	673,380
24,600	Companhia de Saneamento Básico do Estado de São Paulo (c)	579,330
27,000	Compass Diversified Trust	385,290
2,500	Compton Petroleum Corporation (c)	28,850
42,193	Consolidated Communications Illinois Holdings, Inc. (c)	701,670
15,000	Cytec Industries Inc.	804,900
5,200	Deere & Company	434,148
36,800	Direct General Corporation	622,656

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
10,500	The Dow Chemical Company	409,815
10,900	Edison International	425,100
29,400	Education Realty Trust, Inc.	489,510
5,300	EnCana Corporation (d)	278,992
17,200	ENSCO International Incorporated (d)	791,544
22,900	Enterprise Partners Products L.P.	570,210
24,900	FairPoint Communications, Inc.	358,560
33,700	Famous Dave’s of America, Inc.	448,210
14,500	Fording Canadian Coal Trust	459,650
10,200	Global Industries, Ltd. (c)	170,340
9,600	Helix Energy Solutions Group, Inc.	387,456
21,500	The Home Depot, Inc.	769,485
60,800	Infocrossing, Inc. (c)	702,240
159,027	InPhonic, Inc. (c)	1,001,870
84,300	International Coal Group, Inc. (c)	610,332
8,500	Iowa Telecommunications Services, Inc.	160,820
6,000	J. C. Penney Company, Inc.	405,060
15,900	Kinder Morgan Energy Partners, L.P.	730,764
26,900	KKR Financial Corp. (c)	559,789
13,300	L-3 Communications Holdings, Inc.	1,003,086
5,400	Lloyds TSB Group plc	213,138
3,100	Lone Star Technologies, Inc. (c)(d)	167,462
26,500	Macquarie Infrastructure Company Trust	731,135
12,100	Magellan Midstream Partners, L.P.	411,158
26,600	Masco Corporation	788,424
2,800	McDermott International, Inc.	127,316
73,000	MCG Capital Corporation	1,160,700
26,500	Mittal Steel Company N.V.	808,515
33,500	Motorola, Inc.	675,025
46,500	Nam Tai Electronics, Inc.	1,040,205
76,800	Ness Technologies, Inc. (c)	825,600
25,400	Optimal Group Inc.	343,154
4,300	PACCAR Inc.	354,234
22,200	Pacific Sunwear of California, Inc.	398,046
11,600	Philippine Long Distance Telephone Company	400,432
26,200	Regal Entertainment Group	532,384
12,000	RTI International Metals, Inc.	670,080
13,800	Sanderson Farms Inc.	386,262
14,300	Sasol Limited	552,552
26,500	Ship Finance International Limited	458,715
13,800	Superior Energy Services, Inc.	467,820
119,841	Taiwan Semiconductor Manufacturing Company Ltd.	1,100,140
11,600	The Talbots, Inc.	214,020
106,600	Technology Investment Capital Corporation (c)	1,561,690
7,000	Tenaris S.A.	283,430
10,300	Teva Pharmaceutical Industries Limited	325,377
13,000	The Timken Company	435,630
91,800	Trustreet Properties Inc.	1,210,842
31,500	Tsakos Energy Navigation Limited	1,312,920
12,000	Valero Energy Corporation (d)	798,240
11,300	Valero L.P.	557,655

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
10,800	Washington Mutual, Inc.	492,264

Total Common Stocks (cost $40,710,481)		$40,326,244

PREFERRED STOCKS - 3.1% OF NET ASSETS
40,000	Baker Street Funding (c)	3,880,000
200,000	Endurance Specialty Holdings Ltd.	4,822,000
1,800	Motient Corp.	1,395,000
40,000	Mountain View Funding	3,880,000

Total Preferred Stocks (cost $16,109,713)		$13,977,000

MUTUAL FUNDS - 1.2% OF NET ASSETS
60,000	iShares Russell 3000 Value Index Fund	5,722,800

Total Mutual Funds (cost $5,573,680)		$5,722,800

REPURCHASE AGREEMENT - 4.3% OF NET ASSETS
	Repurchase agreement with G.X. Clark, 4.750%, dated June 30, 2006 to be repurchased at $20,002,639 on July 3, 2006, collaterized by a $16,723,000 U.S. Treasury note with maturity of February 15, 2023	$20,000,000

Total Investments - 127.2% of Net Assets (cost $558,158,479)		$588,437,062

Other Assets and Liabilities, net - (27.2%) of Net Assets		(125,966,266)

Net Assets		$462,470,796

Call Options Written

June 30, 2006

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
6	EnCana Corporation/July/50	2,160
31	Lone Star Technologies, Inc./July/50	14,570
14	Motorola, Inc./July/20	1,120
28	PACCAR Inc./July/75	17,080

Total Call Options Written (Premiums Received $19,215)		$34,930

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See accompanying note to schedule of investments regarding investment valuations.

(c)	Non-income producing security.

(d)	A portion or all of the security is pledged as collateral for call options written.

**	Payment-in-kind security.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Multi-Sector High Income Fund, Inc.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: August 29, 2006

By:	/s/ Joseph C. Weller
Joseph C. Weller
Treasurer and Chief Financial Officer

Date: August 29, 2006